LONG-TERM INVESTMENTS (Schedule of Cost method investment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Cost Method Investments, Fair Value Disclosure		$ 29,089	$ 82,809
Less: impairment on cost method investments		$ (49,273)	$ 0
Zhangshangtong Air Service (Beijing) Co., Ltd. ("Zhangshangtong") [Member]
Ownership percentage, cost method	[1]	20.00%	20.00%
Cost Method Investments, Fair Value Disclosure	[1]	$ 392	$ 415
Less: impairment on cost method investments	[1]	$ (392)	$ 0
Beijing Zhongjiao Huineng Information Technology Co., Ltd ("Zhongjiao Huineng") [Member]
Ownership percentage, cost method	[2]	13.00%	13.00%
Cost Method Investments, Fair Value Disclosure	[2]	$ 546	$ 577
Less: impairment on cost method investments	[2]	$ (546)	$ 0
AM Advertising [Member]
Ownership percentage, cost method	[3]	20.00%	20.00%
Cost Method Investments, Fair Value Disclosure	[3]	$ 77,424	$ 81,817
Less: impairment on cost method investments	[3]	$ (48,335)	$ 0

[1]	In June 2010, the Group acquired 20% equity interest in Zhangshangtong Air Service (Beijing) Co., Ltd. ("Zhangshangtong"), a company established in the PRC that is mainly engaged in air tickets agency services. In 2018, impairment loss of $407 has been recorded for this investment considering the carrying value is not recoverable.
[2]	In January 2016, the Group acquired 13.3% equity interest in Zhongjiao Huineng, a company established in the PRC that is mainly engaged in providing WIFI and GPS service to logistic industry. In 2018, impairment loss of $567 has been recorded for this investment considering the carrying value is not recoverable.
[3]	The investment in AM Advertising was accounted for using the cost method of accounting, as the Group does not have the ability to exercise significant influence to the operation from 2016. In December 2018, the Group transferred the 20.32% equity interests in AM Advertising but did not derecognized this long-term investment considering the existence of continuing involvement and more than trivial benefit owned by the Group. Meanwhile the Group determined the fair value of this investment in AM Advertising according to the transaction price, which became the new basis of the investment. Hence, the investment impairment loss of nil and $50,159 in AM Advertising has been recorded for the years ended December 31, 2017 and 2018, respectively.